Note 19 - Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending	Amount
December 31,	(in thousands)
2022	$315
2023	312
2024	314
2025	268
2026	89
Thereafter	802
Total	$2,100